Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity [Line Items]
Stockholders' Equity

Note 8 — Stockholders’ Equity

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At September 30, 2021 and December 31, 2020, there were 3,370,388 shares of common stock issued and outstanding, excluding 13,001,552 shares of common stock subject to possible redemption.

Representative Shares

In August 2019, the Company issued to EarlyBirdCapital and its designees the 120,000 Representative Shares (as adjusted for the stock dividend described above). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to stockholder’s equity. The Company estimated the fair value of Representative Shares to be $910 based upon the price of the Founder Shares issued to the Sponsor. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the IPO pursuant to Rule 5110(g)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the IPO, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the IPO except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners.

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 50,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2020, there were 3,370,388 shares of common stock issued and outstanding, excluding 13,001,552 shares of common stock subject to possible redemption.

Representative Shares

In August 2019, the Company issued to EarlyBirdCapital and its designees the 120,000 Representative Shares (as adjusted for the stock dividend described above). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to stockholders’ equity. The Company estimated the fair value of Representative Shares to be $910 based upon the price of the Founder Shares issued to the Sponsor. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Leafly Holdings, Inc.[Member]
Stockholders' Equity [Line Items]
Stockholders' Equity

NOTE 11 — Stockholders’ Equity

Convertible Series A Preferred Stock

During the second quarter of 2020, the Company issued 3,488 shares of Series A preferred stock (Series A) in exchange for gross proceeds of $3,650, less issuance costs of $160. During the third quarter of 2020, the Company issued 15,214 shares of Series A in exchange for the conversion of outstanding promissory notes of $11,170 and accrued interest of $693, less issuance costs of $25.

The rights, preferences, privileges, and restrictions for holders of Series A are as follows:

Dividends — The holders of Series A are entitled to receive non-cumulative dividends. Dividends are payable when and if declared by the Board of Directors.

Voting — The holders of Series A are entitled to voting rights equal to the number of shares of Class 2 common stock into which each share of Series A could be converted and shall vote together with the holders of common stock as a single class and on an as-converted to common stock basis.

Liquidation — In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Series A shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to holders of common stock, the original issue price ($1.0392 per share), plus any declared but unpaid dividends. As of September 30, 2021, the aggregate liquidation preference is $19,436. If, upon the occurrence of such event, the assets and funds to be distributed among the holders of Series A are insufficient to permit the above payment to such holders, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A in proportion to the preferential amount each such holder would otherwise be entitled to receive. Upon the completion of the distribution to the holders of Series A, all remaining assets, if any, shall be distributed ratably to the holders of common stock pro rata based on the number of shares of common stock held by each such holder.

Conversion — Shares of Series A are convertible at any time at the option of the holder into such number of fully paid and non-assessable shares of Class 2 common stock as is determined by dividing the Series A original issue price ($1.0392 per share) by the Series A conversion price (initially $1.0392, subject to adjustment) in effect at the time of the conversion. All outstanding shares of Series A shall automatically be converted into shares of Class 2 common stock at the then effective conversion rate upon either (a) the closing of the sale of shares of Class 2 common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act or (b) the date and time specified by the vote or written consent of the holders of a majority of the then outstanding shares of Series A.

Redemption — Series A is not redeemable at the option of the holder.

Common Stock

A summary of common stock is as follows as of September 30:

			2021		2020
	Par Value	Voting Rights	Authorized	Outstanding	Authorized	Outstanding
Class 1 common stock	$0.0001	10 votes per share	74,500	28,564	74,500	28,564
Class 2 common stock	$0.0001	1 vote per share	119,000	41,892	119,000	41,892
Class 3 common stock	$0.0001	no voting rights	17,751	5,632	16,151	4,807
			211,251	76,088	209,651	75,263

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of each class of common stock shall be treated equally, identically and ratably, on a per share basis, with respect to any consideration into which such shares are converted or any consideration paid or otherwise distributed to stockholders of the Corporation.

Shares of Class 1 common stock are convertible, one-for-one, into shares of Class 2 common stock at any time at the option of the holder. Each share of Class 1 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon a transfer, other than a permitted transfer as defined, of such share of Class 1 common stock. Each share of Class 1 and Class 3 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon the closing of an underwritten public offering of common stock under the Securities Act of 1933, as amended, on or after the first day in which the Securities Exchange is open for trading on which the outstanding shares of Class 1 common stock represent less than 10% of the aggregate number of shares of the then outstanding Class 1 common stock and Class 2 common stock.

Common Stock Reserved for Future Issuance

As of September 30, 2021, the Company had reserved shares of Class 2 common stock for future issuance in connection with the following:

Number of Shares
Stock options outstanding	11,527
Stock options available for future grants	592
Class 1 common stock	28,564
Class 3 common stock	5,632
46,315

NOTE 10 — Stockholder’s Equity (Deficit)

Convertible Series A Preferred Stock

As of December 31, 2020, the Company was authorized to issue 20,033 shares of Series A preferred stock (Series A) with a par value of $0.0001. As of December 31, 2019, no shares of Series A were issued, outstanding, or authorized for issuance.

During 2020, the Company issued 3,488 shares of Series A in exchange for gross proceeds of $3,650, less issuance costs of $160. Additionally, the Company issued 15,214 shares of Series A in exchange for the conversion of outstanding promissory notes of $11,170 and accrued interest of $693, less issuance costs of $25 (see Note 9).

The rights, preferences, privileges, and restrictions for holders of Series A are as follows:

Dividends — The holders of Series A are entitled to receive non-cumulative dividends. Dividends are payable when and if declared by the Board of Directors.

Voting — The holders of Series A are entitled to voting rights equal to the number of shares of Class 2 common stock into which each share of Series A could be converted and shall vote together with the holders of common stock as a single class and on an as-converted to common stock basis.

Liquidation — In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of Series A shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to holders of common stock, the original issue price (initially $1.0392), plus any declared but unpaid dividends. As of December 31, 2020, the aggregate liquidation preference is $19,436. If, upon the occurrence of such event, the assets and funds to be distributed among the holders of Series A are insufficient to permit the above payment to such holders, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A in proportion to the preferential amount each such holder would otherwise be entitled to receive.

Upon the completion of the distribution to the holders of Series A, all remaining assets, if any, shall be distributed ratably to the holders of common stock pro rata based on the number of shares of common stock held by each such holder.

Conversion — Shares of Series A are convertible at any time at the option of the holder into such number of fully paid and non-assessable shares of Class 2 common stock as is determined by dividing the Series A original issue price ($1.0392 per share) by the Series A conversion price (initially $1.0392 per share, subject to adjustment) in effect at the time of the conversion. All outstanding shares of Series A shall automatically be converted into shares of Class 2 common stock at the then effective conversion rate upon either (a) the closing of the sale of shares of Class 2 common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act or (b) the date and time specified by the vote or written consent of the holders of a majority of the then outstanding shares of Series A.

Redemption — Series A is not redeemable at the option of the holder.

Common Stock — A summary of common stock is as follows at December 31:

	Par Value	Voting Rights Per Share	2020		2019
			Authorized	Outstanding	Authorized	Outstanding
Class 1	$0.0001	10 votes	74,500	28,564	74,500	28,640
Class 2	$0.0001	1 vote	119,000	41,892	118,400	41,816
Class 3	$0.0001	none	16,151	4,939	13,900	6,320
			209,651	75,395	206,800	76,776

On January 25, 2019, the Company amended its Articles of Incorporation and bylaws effecting a conversion of each share of the then outstanding Series A preferred stock into 1.8951247 shares of Class 1 or Class 2 common stock, based on the individual eligibility of the holder.

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, the holders of each class of common stock shall be treated equally, identically, and ratably, on a per share basis, with respect to any consideration into which such shares are converted or any consideration paid or otherwise distributed to stockholders of the Corporation.

Shares of Class 1 common stock are convertible, one-for-one, into shares of Class 2 common stock at any time at the option of the holder. Each share of Class 1 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon a transfer, other than a permitted transfer as defined, of such share of Class 1 common stock. Each share of Class 1 and Class 3 common stock automatically converts into one fully paid and nonassessable share of Class 2 common stock immediately upon the closing of an underwritten public offering of common stock under the Securities Act of 1933, as amended, on or after the first day in which the Securities Exchange is open for trading on which the outstanding shares of Class 1 common stock represent less than 10% of the aggregate number of shares of the then outstanding Class 1 common stock and Class 2 common stock.

Common Stock Reserved for Future Issuance

As of December 31, 2020, the Company had reserved shares of Class 2 common stock for future issuance in connection with the following:

Number of Shares
Stock options outstanding	5,765
Stock options available for future grants	5,448
Series A preferred stock	18,702
Class 1 common stock	28,564
Class 3 common stock	4,939
63,418